Shareholders' Equity (Details 2) - shares	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,816,470	5,403,200
Kings Gaming [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	500,000	600,000
Bao Li Gaming [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	650,000	2,275,000
Oriental VIP Room [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,250,000	2,500,000
Incentive Plans Shares [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	416,470	28,200